Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Assets [Abstract]
Institutions	$ 31
Prepaid issuance costs	95	360
Prepaid expenses	29	45
Advances to suppliers	35	25
Other	1
Total other current assets	$ 191	$ 430